Shareholder Report	10 Months Ended	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Two Roads Shared Trust
Entity Central Index Key		0001552947
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000243427
Shareholder Report [Line Items]
Fund Name	Foundations Dynamic Core ETF
Trading Symbol	FDCE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Foundations Dynamic Core ETF for the period of October 2, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/foundations-dynamic-core-equity-etf/?cb=2060. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://regentsparkfunds.com/our-funds/foundations-dynamic-core-equity-etf/?cb=2060
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Foundations Dynamic Core ETF	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Foundations Dynamic Core ETF - NAV	S&P 500® Index
10/02/23	$10,000	$10,000
10/31/23	$9,720	$9,789
11/30/23	$10,470	$10,683
12/31/23	$11,154	$11,168
01/31/24	$11,034	$11,356
02/29/24	$11,485	$11,962
03/31/24	$11,815	$12,347
04/30/24	$11,274	$11,843
05/31/24	$11,765	$12,430
06/30/24	$11,895	$12,876
07/31/24	$12,356	$13,033

Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (October 2, 2023)
Foundations Dynamic Core ETF - NAV	23.56%
Foundations Dynamic Core ETF - Market Price	23.46%
S&P 500® Index	30.33%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 9,863,676	$ 9,863,676	$ 9,863,676
Holdings Count | Holding	5	5	5
Advisory Fees Paid, Amount	$ 26,400
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,863,676 Number of Portfolio Holdings5 Advisory Fee $26,400 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000243428
Shareholder Report [Line Items]
Fund Name	Foundations Dynamic Growth ETF
Trading Symbol	FDGR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Foundations Dynamic Growth ETF for the period of October 2, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/foundations-dynamic-growth-etf/?cb=2060. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://regentsparkfunds.com/our-funds/foundations-dynamic-growth-etf/?cb=2060
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 17,425,343	$ 17,425,343	$ 17,425,343
Holdings Count | Holding	5	5	5
Advisory Fees Paid, Amount	$ 47,767
InvestmentCompanyPortfolioTurnover	0.00%
C000243429
Shareholder Report [Line Items]
Fund Name	Foundations Dynamic Income ETF
Trading Symbol	FDTB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Foundations Dynamic Income ETF for the period of October 2, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/foundations-dynamic-income-etf/?cb=2061. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://regentsparkfunds.com/our-funds/foundations-dynamic-income-etf/?cb=2061
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 15,020,998	$ 15,020,998	$ 15,020,998
Holdings Count | Holding	9	9	9
Advisory Fees Paid, Amount	$ 40,653
InvestmentCompanyPortfolioTurnover	1210.00%
C000243430
Shareholder Report [Line Items]
Fund Name	Foundations Dynamic Value ETF
Trading Symbol	FDVL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Foundations Dynamic Value ETF for the period of October 2, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/foundations-dynamic-value-etf/?cb=2068. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://regentsparkfunds.com/our-funds/foundations-dynamic-value-etf/?cb=2068
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 1,835,506	$ 1,835,506	$ 1,835,506
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount	$ 36,318
InvestmentCompanyPortfolioTurnover	0.00%